SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07732

                 AllianceBernstein Global High Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end: March 31

             Date of reporting period: July 1, 2014 - June 30, 2015

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07732
Reporting Period: 07/01/2014 - 06/30/2015
AllianceBernstein Global High Income Fund, Inc.









=============== AllianceBernstein Global High Income Fund, Inc. ================


MOMENTIVE PERFORMANCE MATLS INC

Ticker:                      Security ID:  55336TAC9
Meeting Date: JUL 28, 2014   Meeting Type: Written Consent
Record Date:  JUN 19, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Against      Management
2     Opt Out Of Releases                     None      Against      Management


--------------------------------------------------------------------------------

NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 28, 2015   Meeting Type: Annual
Record Date:  APR 02, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       Abstain      Management


--------------------------------------------------------------------------------

NEENAH ENTERPRISES, INC.

Ticker:       NNHE           Security ID:  64007R109
Meeting Date: DEC 11, 2014   Meeting Type: Annual
Record Date:  OCT 20, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Peter Alderman           For       For          Management
2     Elect Director Timothy J. Bernlohr      For       For          Management
3     Elect Director James N. Chapman         For       For          Management
4     Elect Director John H. Forsgren         For       For          Management
5     Elect Director Walter A. Jones          For       For          Management
6     Elect Director Ted S. Lodge             For       For          Management
7     Elect Director Mark Richards            For       For          Management
8     Elect Director Thomas J. Riordan        For       For          Management
9     Elect Director Michael A. Snyder        For       For          Management
10    Amend Articles to Include a             For       For          Management
      Forum-selection Provision

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Global High Income
                                           Fund, Inc.


                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2015


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-2 and any other filings of:

-AllianceBernstein Global High Income Fund, Inc.

-AllianceBernstein Income Fund, Inc.

-AllianceBernstein National Municipal Income Fund. Inc.

-Alliance California Municipal Income Fund, Inc.

-Alliance New York Municipal Income Fund, Inc.

-The Ibero-America Fund, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                        /s/ Robert M. Keith
                                                        ------------------------
                                                            Robert M. Keith


Dated: August 14, 2012